Warrants - Schedule of Activities (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	14,554,773	0
Common stock warrants added upon reverse merger (in shares)		14,555,048
Warrants exercised (in shares)	0	(275)
Ending balance (in shares)	14,554,773	14,554,773
Private Warrants
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	5,933,333	0
Common stock warrants added upon reverse merger (in shares)		5,933,333
Warrants exercised (in shares)	0	0
Ending balance (in shares)	5,933,333	5,933,333
Public Warrants
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	8,621,440	0
Common stock warrants added upon reverse merger (in shares)		8,621,715
Warrants exercised (in shares)	0	(275)
Ending balance (in shares)	8,621,440	8,621,440